Leases - Schedule of Weighted Average Remaining Term and Weighted Average Discount Rates (Details) - HMH Holding BV And Subsidiaries [Member]	Dec. 31, 2025	Dec. 31, 2024
Weighted Average Remaining Term and Weighted Average Discount Rates [Line Items]
Weighted-average remaining lease term (years)	13 years 8 months 8 days	6 years 7 months 24 days
Weighted-average discount rate	7.00%	6.00%